EARNINGS (LOSS) PER SHARE - Dilutive effect on basic EPS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Basic earnings (loss)	$ 81,793	$ 117,876
Dilutive earnings (loss)	$ 81,793	$ 117,876
Basic (in shares)	312,804,323	289,726,501
Dilutive effect of share options on number of ordinary shares (in shares)	29,177	261,545
Dilutive weighted average number of ordinary shares outstanding (in shares)	312,833,500	289,988,046
Basic earnings per share (in dollars per share)	$ 0.26	$ 0.41
Diluted earnings per share (in dollars per share)	$ 0.26	$ 0.41